ROYALTY INTEREST	12 Months Ended
Dec. 31, 2023
Royalty Interest
ROYALTY INTEREST

NOTE 4. ROYALTY INTEREST

Pursuant to the Purchase and Sale Agreement with an unrelated third party dated May 2019, in which the Company sold three oil sands leases located in the southeast portion of the Peace River oil sands area, the Company retained a 2.5% gross overriding royalty on all petroleum substances produced from the leases. For the years ended December 31, 2023 and 2022, the Company earned royalties of $199,435 and $398,427, respectively. The royalty receivables as of December 31, 2023 and 2022 were $22,047 and $39,578, respectively.